U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI  53202

September 18, 2017

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	MANAGER DIRECTED PORTFOLIOS (the "Trust")
Securities Act Registration No: 333-133691
Investment Company Act Registration No: 811-21897

Dear Sir or Madam:

Pursuant to Rule 485(b) of the Securities Act of 1933, as amended, (the "1933 Act"), the Investment Company Act of 1940, as amended (the "1940 Act"), and the regulations thereunder, transmitted herewith on behalf of the Trust to add a new series, the Vert Global Sustainable Real Estate Fund, is Post-Effective Amendment No. 37 under the 1933 Act, and Amendment No. 40 under the 1940 Act, to the Trust's Registration Statement on Form N-1A (the "Amendment").

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-5208.

Very truly yours,

/s/ Rachel A. Spearo

Rachel A. Spearo, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures